STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8%
Advertising - .7%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	212,000	[c]	200,463
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		9.00	9/15/2028	320,000	[c]	333,344
Neptune BidCo US, Inc., Sr. Scd. Notes		9.29	4/15/2029	230,000	[c]	219,938
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes		5.00	8/15/2027	210,000	[c]	201,823
					955,568
Aerospace & Defense - 1.2%
AAR Escrow Issuer LLC, Gtd. Notes		6.75	3/15/2029	317,000	[c]	322,164
Bombardier, Inc., Sr. Unscd. Notes		7.25	7/1/2031	89,000	[c]	90,968
TransDigm, Inc., Gtd. Notes		4.88	5/1/2029	73,000		67,753
TransDigm, Inc., Gtd. Notes		5.50	11/15/2027	340,000		332,204
TransDigm, Inc., Sr. Scd. Notes		6.38	3/1/2029	310,000	[c]	309,715
TransDigm, Inc., Sr. Scd. Notes		6.63	3/1/2032	203,000	[c]	203,855
TransDigm, Inc., Sr. Scd. Notes		6.88	12/15/2030	260,000	[c]	263,494
					1,590,153
Airlines - .5%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	739,849	[c]	716,070
Automobiles & Components - 1.7%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Bonds	EUR	4.38	5/15/2026	790,000	[c]	850,559
Grupo Antolin-Irausa SA, Sr. Scd. Bonds	EUR	3.50	4/30/2028	360,000	[c]	297,342
Phinia, Inc., Sr. Scd. Notes		6.75	4/15/2029	343,000	[c]	345,933
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes		6.25	2/1/2029	645,000	[c]	556,302
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	294,000	[c]	291,728
					2,341,864
Banks - .7%
Barclays PLC, Jr. Sub. Notes		8.00	9/15/2029	550,000	[d]	550,482
Freedom Mortgage Corp., Sr. Unscd. Notes		6.63	1/15/2027	399,000	[c]	385,696
					936,178

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Beverage Products - .4%
Triton Water Holdings, Inc., Sr. Unscd. Notes		6.25	4/1/2029	590,000	[c]	545,779
Building Materials - 1.7%
Builders FirstSource, Inc., Gtd. Notes		4.25	2/1/2032	640,000	[c]	559,461
Camelot Return Merger Sub, Inc., Sr. Scd. Notes		8.75	8/1/2028	260,000	[c]	257,499
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	484,000	[c]	484,370
Emrld Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes		6.63	12/15/2030	555,000	[c]	556,661
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes		6.75	4/1/2032	337,000	[c]	334,974
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	121,000	[c]	115,364
					2,308,329
Chemicals - 2.2%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	389,000	[c,e]	318,007
Italmatch Chemicals SpA, Sr. Scd. Notes	EUR	10.00	2/6/2028	283,000	[c]	329,227
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	289,000	[c]	284,832
NOVA Chemicals Corp., Sr. Unscd. Notes		9.00	2/15/2030	190,000	[c]	201,224
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	350,000	[c]	409,677
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	200,000	[c]	212,911
Olympus Water US Holding Corp., Sr. Unscd. Notes	EUR	5.38	10/1/2029	230,000	[c]	225,153
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	160,000	[c]	170,851
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	320,000	[c]	301,712
SCIL IV LLC/SCIL USA Holdings LLC, Sr. Scd. Bonds	EUR	9.50	7/15/2028	150,000	[c]	176,950
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	290,000	[c]	267,077
					2,897,621
Collateralized Loan Obligations Debt - 27.0%
Bain Capital Credit Ltd. CLO, Ser. 2020-2A, Cl. ER, (3 Month TSFR +6.87%)		12.20	7/19/2034	750,000	[c,f]	753,715
Bain Capital Credit Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month TSFR +6.76%)		12.08	7/24/2034	1,044,673	[c,f]	1,039,851
Bain Capital Credit Ltd. CLO, Ser. 2022-3A, Cl. E, (3 Month TSFR +7.35%)		12.67	7/17/2035	619,357	[c,f]	622,132

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Collateralized Loan Obligations Debt - 27.0% (continued)
BBAM US II Ltd. CLO, Ser. 2023-2A, Cl. D, (3 Month TSFR +8.15%)		13.48	10/15/2038	1,000,000	[c,f]	1,030,954
BlackRock European CLO, Ser. 14A, Cl. F, (3 Month EURIBOR +10.22%)	EUR	14.13	7/15/2036	1,000,000	[c,f]	1,111,559
BlackRock European II DAC CLO, Ser. 2A, Cl. ERR, (3 Month EURIBOR +6.30%)	EUR	10.21	4/15/2034	1,550,000	[c,f]	1,613,447
Blackrock European IX DAC CLO, Ser. 9A, Cl. E, (3 Month EURIBOR +6.32%)	EUR	10.26	12/15/2032	1,900,000	[c,f]	2,028,955
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. ER, (3 Month EURIBOR +4.93%)	EUR	8.84	7/15/2031	1,500,000	[c,f]	1,611,985
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. FR, (3 Month EURIBOR +6.61%)	EUR	10.52	7/15/2031	3,000,000	[c,f]	3,048,478
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-3A, Cl. ER, (3 Month EURIBOR +6.44%)	EUR	10.35	7/15/2030	2,000,000	[c,f]	2,070,024
CIFC European Funding II DAC CLO, Ser. 2A, Cl. F, (3 Month EURIBOR +7.70%)	EUR	11.61	4/15/2033	1,000,000	[c,f]	1,034,528
CIFC Funding I Ltd. CLO, Ser. 2018-1A, Cl. E, (3 Month TSFR +5.26%)		10.59	4/18/2031	1,000,000	[c,f]	992,681
Crown Point 9 Ltd. CLO, Ser. 2020-9A, Cl. ER, (3 Month TSFR +7.02%)		12.35	7/14/2034	2,375,000	[c,f]	2,382,310
Dryden 91 Euro DAC CLO, Ser. 2021-91A, Cl. E, (3 Month EURIBOR +7.06%)	EUR	10.96	4/18/2035	1,000,000	[c,f]	1,089,199
Euro-Galaxy IV DAC CLO, Ser. 2015-4A, CI. FRR, (3 Month EURIBOR +8.88%)	EUR	12.75	7/30/2034	1,750,000	[c,f]	1,837,813
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, (3 Month TSFR +7.50%)		12.83	4/14/2035	1,000,000	[c,f]	997,500
GoldenTree Loan Management EUR 2 DAC CLO, Ser. 2A, Cl. E, (3 Month EURIBOR +5.25%)	EUR	9.15	1/20/2032	1,000,000	[c,f]	1,068,826
Hayfin Emerald IV DAC CLO, Ser. 4A, Cl. FR, (3 Month EURIBOR +8.68%)	EUR	12.59	10/15/2034	740,000	[c,f]	671,020
ICG Euro DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +8.82%)	EUR	12.73	10/15/2034	1,000,000	[c,f]	1,044,610
KKR 23 Ltd. CLO, Ser. 23, Cl. E, (3 Month TSFR +6.26%)		11.59	10/20/2031	1,000,000	[c,f]	1,003,148
Man GLG Euro I DAC CLO, Ser. 1A, Cl. ERR, (3 Month EURIBOR +4.85%)	EUR	8.76	10/15/2030	1,000,000	[c,f]	1,051,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Collateralized Loan Obligations Debt - 27.0% (continued)
OZLME III DAC CLO, Ser. 3A, Cl. F, (3 Month EURIBOR +6.45%)	EUR	10.27	8/24/2030	1,000,000	[c,f]	1,036,519
St. Paul's V DAC CLO, Ser. 5A, Cl. FR, (3 Month EURIBOR +6.60%)	EUR	10.43	8/20/2030	4,000,000	[c,f]	4,089,927
Tikehau DAC CLO, Ser. 2015-1A, Cl. FRR, (3 Month EURIBOR +8.75%)	EUR	12.60	8/4/2034	2,000,000	[c,f]	2,147,596
Toro European 5 DAC CLO, Ser. 5A, Cl. F, (3 Month EURIBOR +5.75%)	EUR	9.66	10/15/2030	1,000,000	[c,f]	1,033,489
					36,411,403
Collateralized Loan Obligations Equity - .0%
Madison Park Funding X Ltd. CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,g]	450
Commercial & Professional Services - 4.0%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	250,000	[c]	240,019
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	250,000	[c]	246,209
Albion Financing 2 Sarl, Sr. Unscd. Notes		8.75	4/15/2027	429,000	[c]	433,195
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes		6.63	7/15/2026	99,000	[c]	99,023
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes		6.00	6/1/2029	230,000	[c]	196,523
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	170,000	[c]	193,873
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	279,000	[c]	278,185
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	420,000	[c]	423,934
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	470,000	[c]	537,619
La Financiere Atalian SASU, Sr. Scd. Bonds	EUR	8.50	6/30/2028	190,482	[c]	124,216
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	346,000	[c]	339,939
The ADT Security Corp., Sr. Scd. Notes		4.88	7/15/2032	330,000	[c]	298,087
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	965,000		825,826
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	740,000	[c]	782,213
Wand NewCo 3, Inc., Sr. Scd. Notes		7.63	1/30/2032	386,000	[c]	395,860
					5,414,721

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Consumer Discretionary - 6.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	170,000	[c]	151,492
Caesars Entertainment, Inc., Sr. Scd. Notes		7.00	2/15/2030	500,000	[c]	505,713
Carnival Corp., Gtd. Notes		6.00	5/1/2029	753,000	[c]	736,416
Carnival Corp., Gtd. Notes		7.63	3/1/2026	343,000	[c]	345,074
Churchill Downs, Inc., Gtd. Notes		4.75	1/15/2028	260,000	[c]	246,479
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	432,000	[c]	421,592
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	884,000	[c]	858,872
Flutter Treasury Designated Activity Co., Sr. Scd. Notes		6.38	4/29/2029	340,000	[c]	341,955
Green Bidco SA, Sr. Scd. Bonds	EUR	10.25	7/15/2028	190,000	[c]	196,499
Hilton Domestic Operating Co., Inc., Gtd. Notes		3.63	2/15/2032	620,000	[c]	526,206
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	220,000	[c]	211,654
KB Home, Gtd. Notes		4.00	6/15/2031	324,000		286,550
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes		4.88	5/1/2029	230,000	[c]	212,820
Miller Homes Group Finco PLC, Sr. Scd. Bonds	GBP	7.00	5/15/2029	460,000	[c]	542,885
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	608,000	[c]	598,185
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	144,000	[c]	142,020
NCL Corp. Ltd., Sr. Scd. Notes		8.13	1/15/2029	141,000	[c]	147,412
ONE Hotels GmbH, Sr. Scd. Bonds	EUR	7.75	4/2/2031	195,000	[c]	217,605
Royal Caribbean Cruises Ltd., Gtd. Notes		7.25	1/15/2030	162,000	[c]	167,450
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		4.25	7/1/2026	492,000	[c]	474,579
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., Sr. Scd. Notes		6.63	5/1/2032	142,000	[c]	142,192
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	138,000	[c]	131,056
The Gates Corp., Sr. Unscd. Notes		6.88	7/1/2029	92,000	[c]	92,998
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.25	4/15/2029	210,000	[c]	232,005
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	190,000	[c]	200,486
Versuni Group BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	450,000	[c]	438,835
					8,569,030
Consumer Staples - .6%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, Sr. Scd. Notes		4.75	1/15/2029	360,000	[c]	339,185

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Consumer Staples - .6% (continued)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Gtd. Notes		7.00	12/31/2027	306,000	[c]	301,875
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes		5.00	12/31/2026	200,000	[c]	194,145
					835,205
Diversified Financials - 2.7%
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	525,000	[c]	579,700
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes		9.25	2/1/2029	200,000	[c]	202,181
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	482,000	[c]	433,095
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	147,000		134,973
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		6.25	5/15/2026	149,000		145,406
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes		7.13	4/30/2031	435,000	[c]	443,149
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.00	2/1/2026	309,000	[c]	303,407
OneMain Finance Corp., Gtd. Notes		7.50	5/15/2031	154,000		154,180
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	249,000		253,887
PennyMac Financial Services, Inc., Gtd. Notes		7.13	11/15/2030	154,000	[c]	152,159
PennyMac Financial Services, Inc., Gtd. Notes		7.88	12/15/2029	289,000	[c]	296,137
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes		4.00	10/15/2033	262,000	[c]	217,713
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.50	4/15/2029	300,000	[c]	281,969
					3,597,956
Electronic Components - .4%
Sensata Technologies, Inc., Gtd. Notes		4.38	2/15/2030	370,000	[c]	337,840
WESCO Distribution, Inc., Gtd. Notes		6.63	3/15/2032	236,000	[c]	237,441
					575,281
Energy - 6.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	822,000	[c]	830,365
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	3/1/2027	330,000	[c]	326,450

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Energy - 6.1% (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes	6.63	7/15/2026	125,000	[c]	124,974
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes	7.00	7/15/2029	333,000	[c]	336,741
Chesapeake Energy Corp., Gtd. Notes	5.88	2/1/2029	93,000	[c]	91,521
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	900,000	[c]	871,259
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes	5.50	6/15/2031	460,000	[c]	431,363
Encino Acquisition Partners Holdings LLC, Gtd. Notes	8.50	5/1/2028	414,000	[c]	423,563
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes	8.75	5/1/2031	118,000	[c]	122,129
Energy Transfer LP, Jr. Sub. Bonds, Ser. B	6.63	2/15/2028	506,000	[d]	477,893
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	114,000		111,861
Matador Resources Co., Gtd. Notes	6.50	4/15/2032	298,000	[c]	297,605
Northern Oil & Gas, Inc., Sr. Unscd. Notes	8.13	3/1/2028	184,000	[c]	187,215
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	537,000	[c]	499,254
Rockies Express Pipeline LLC, Sr. Unscd. Notes	4.80	5/15/2030	412,000	[c]	376,652
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes	7.88	11/1/2028	419,000	[c]	435,016
Solaris Midstream Holdings LLC, Gtd. Notes	7.63	4/1/2026	268,000	[c]	269,276
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	553,000	[c]	464,217
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	4.13	8/15/2031	160,000	[c]	141,409
Venture Global LNG, Inc., Sr. Scd. Notes	8.13	6/1/2028	771,000	[c]	788,501
Venture Global LNG, Inc., Sr. Scd. Notes	8.38	6/1/2031	652,000	[c]	672,811
				8,280,075
Environmental Control - 1.0%
GFL Environmental, Inc., Sr. Scd. Notes	6.75	1/15/2031	410,000	[c]	418,719
Madison IAQ LLC, Sr. Scd. Notes	4.13	6/30/2028	69,000	[c]	63,995
Madison IAQ LLC, Sr. Unscd. Notes	5.88	6/30/2029	451,000	[c]	418,399
Reworld Holding Corp., Gtd. Notes	4.88	12/1/2029	72,000	[c]	65,693

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Environmental Control - 1.0% (continued)
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	95,000		85,697
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	230,000	[c]	226,732
					1,279,235
Food Products - 1.2%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	346,000	[c]	404,726
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes		7.63	7/1/2029	204,000	[c]	208,073
Fiesta Purchaser, Inc., Sr. Scd. Notes		7.88	3/1/2031	206,000	[c]	211,850
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	637,000		535,430
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes		4.63	3/1/2029	256,000	[c]	223,368
					1,583,447
Health Care - 4.6%
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	235,000	[c]	219,396
CHS/Community Health Systems, Inc., Scd. Notes		6.88	4/15/2029	220,000	[c]	172,393
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	231,000	[c]	191,940
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	670,000	[c]	635,131
CHS/Community Health Systems, Inc., Sr. Scd. Notes		10.88	1/15/2032	308,000	[c]	318,624
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	423,000	[c]	517,035
Global Medical Response, Inc., Sr. Scd. Notes		10.00	10/31/2028	196,000	[c,e]	190,806
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	223,000	[c]	204,556
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	280,000	[c]	257,877
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	478,000	[c]	512,050
LifePoint Health, Inc., Sr. Unscd. Notes		10.00	6/1/2032	227,000	[c]	228,107
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	216,000	[c]	196,783
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	194,000	[c]	183,030
Neopharmed Gentili SpA, Sr. Scd. Bonds	EUR	7.13	4/8/2030	430,000	[c]	479,341
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	654,000	[c]	595,978
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes		6.75	5/15/2034	360,000	[c]	359,156
Sotera Health Holdings LLC, Sr. Scd. Notes		7.38	6/1/2031	162,000	[c]	160,807
Surgery Center Holdings, Inc., Gtd. Notes		7.25	4/15/2032	285,000	[c]	287,495

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Health Care - 4.6% (continued)
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	345,000		319,428
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	210,000		199,776
					6,229,709
Industrial - 1.2%
Artera Services LLC, Sr. Scd. Notes		8.50	2/15/2031	203,162	[c]	207,741
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	149,000	[c]	138,573
GrafTech Finance, Inc., Sr. Scd. Notes		4.63	12/15/2028	240,000	[c]	155,685
GrafTech Global Enterprises, Inc., Sr. Scd. Notes		9.88	12/15/2028	179,000	[c]	135,334
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes		9.00	2/15/2029	245,000	[c]	251,928
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	620,000	[c]	653,383
Vertiv Group Corp., Sr. Scd. Notes		4.13	11/15/2028	137,000	[c]	127,092
					1,669,736
Information Technology - 2.4%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	1,092,000	[c]	991,840
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes		7.25	6/15/2029	315,000	[c]	316,971
Cloud Software Group, Inc., Scd. Bonds		9.00	9/30/2029	450,000	[c]	435,803
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	215,000	[c]	204,079
Cloud Software Group, Inc., Sr. Scd. Notes		8.25	6/30/2032	103,000	[c]	104,104
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	416,000	[c]	372,322
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl, Sr. Scd. Bonds	EUR	7.88	5/1/2029	200,000	[c]	216,258
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	350,000	[c]	343,033
UKG, Inc., Sr. Scd. Notes		6.88	2/1/2031	292,000	[c]	294,051
					3,278,461
Insurance - 3.0%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	490,000	[c]	446,279
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		6.00	8/1/2029	190,000	[c]	173,377
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		8.25	2/1/2029	349,000	[c]	350,970
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	300,000	[c]	300,777

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Insurance - 3.0% (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		7.00	1/15/2031	250,000	[c]	250,817
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes		6.75	10/15/2027	200,000	[c]	196,208
Ardonagh Finco Ltd., Sr. Scd. Notes		7.75	2/15/2031	600,000	[c]	596,372
Ardonagh Group Finance Ltd., Sr. Unscd. Notes		8.88	2/15/2032	400,000	[c]	394,510
AssuredPartners, Inc., Sr. Unscd. Notes		5.63	1/15/2029	560,000	[c]	521,633
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes		7.25	2/15/2031	200,000	[c]	198,687
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes		8.13	2/15/2032	400,000	[c]	396,793
Panther Escrow Issuer LLC, Sr. Scd. Notes		7.13	6/1/2031	250,000	[c]	252,288
					4,078,711
Internet Software & Services - 2.2%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	410,000	[c]	358,184
Arches Buyer, Inc., Sr. Unscd. Notes		6.13	12/1/2028	529,000	[c]	426,658
Match Group Holdings II LLC, Sr. Unscd. Notes		4.13	8/1/2030	480,000	[c]	417,705
Newfold Digital Holdings Group, Inc., Sr. Unscd. Notes		6.00	2/15/2029	220,000	[c]	158,539
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	358,000	[c]	382,882
United Group BV, Sr. Scd. Bonds	EUR	3.13	2/15/2026	1,180,000	[c]	1,248,819
					2,992,787
Materials - 2.7%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	566,000	[c]	546,406
Graphic Packaging International LLC, Gtd. Notes		6.38	7/15/2032	194,000	[c]	194,627
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	300,000	[c]	274,601
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	153,000	[c]	151,340
LABL, Inc., Sr. Scd. Notes		9.50	11/1/2028	496,000	[c]	505,136
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	348,000	[c]	339,147
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds		7.88	4/15/2027	551,000	[c]	562,081
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	280,000	[c]	261,580
Trivium Packaging Finance BV, Gtd. Notes		8.50	8/15/2027	200,000	[c]	199,736

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Materials - 2.7% (continued)
Trivium Packaging Finance BV, Sr. Scd. Bonds	EUR	3.75	8/15/2026	380,000	[c]	406,032
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	230,000	[c]	226,936
					3,667,622
Media - 2.7%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	200,000	[c]	148,850
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.25	1/15/2034	351,000	[c]	261,807
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	356,000		282,695
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.00	2/1/2028	360,000	[c]	332,733
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	248,000	[c]	237,193
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.38	6/1/2029	256,000	[c]	229,515
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	380,000	[c]	291,538
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	420,000	[c]	339,318
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes		5.88	8/15/2027	180,000	[c]	169,164
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	340,000	[c]	341,413
Sirius XM Radio, Inc., Gtd. Notes		5.00	8/1/2027	263,000	[c]	249,969
Sunrise Finco I BV, Sr. Scd. Notes		4.88	7/15/2031	240,000	[c]	214,414
Univision Communications, Inc., Sr. Scd. Notes		8.00	8/15/2028	220,000	[c]	216,880
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	330,000	[c]	282,154
					3,597,643
Metals & Mining - 1.7%
Cleveland-Cliffs, Inc., Gtd. Notes		6.75	4/15/2030	198,000	[c]	195,989
Compass Minerals International, Inc., Gtd. Notes		6.75	12/1/2027	410,000	[c]	392,294
First Quantum Minerals Ltd., Scd. Notes		9.38	3/1/2029	200,000	[c]	208,946
FMG Resources August 2006 Pty Ltd., Gtd. Notes		4.38	4/1/2031	390,000	[c]	346,535
Novelis Corp., Gtd. Notes		3.25	11/15/2026	400,000	[c]	373,803
Samarco Mineracao SA, Sr. Unscd. Notes		9.00	6/30/2031	539,908	[e]	505,192
Taseko Mines Ltd., Sr. Scd. Notes		8.25	5/1/2030	281,000	[c]	288,401
					2,311,160
Real Estate - 3.5%
Diversified Healthcare Trust, Gtd. Notes		9.75	6/15/2025	132,000		132,194

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Real Estate - 3.5% (continued)
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	2/15/2028	369,000		303,990
Emeria SASU, Sr. Scd. Bonds	EUR	7.75	3/31/2028	310,000	[c]	318,841
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		4.25	2/1/2027	1,200,000	[c]	1,126,086
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	550,000	[c]	511,848
Realogy Group LLC, Gtd. Notes		5.75	1/15/2029	175,000	[c]	120,251
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes		6.50	4/1/2032	296,000	[c]	294,382
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	561,000	[c]	556,432
Rithm Capital Corp., Sr. Unscd. Notes		8.00	4/1/2029	487,000	[c]	474,328
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	480,000	[c]	420,207
Service Properties Trust, Sr. Unscd. Notes		4.50	3/15/2025	198,000		196,022
Starwood Property Trust, Inc., Sr. Unscd. Notes		7.25	4/1/2029	207,000	[c]	206,121
					4,660,702
Retailing - 2.3%
Beacon Roofing Supply, Inc., Gtd. Notes		4.13	5/15/2029	201,000	[c]	181,925
Beacon Roofing Supply, Inc., Sr. Scd. Notes		4.50	11/15/2026	200,000	[c]	194,088
Carvana Co., Sr. Scd. Notes		12.00	12/1/2028	143,016	[c,e]	149,622
Carvana Co., Sr. Scd. Notes		13.00	6/1/2030	100,000	[c,e]	103,021
Carvana Co., Sr. Scd. Notes		14.00	6/1/2031	138,000	[c,e]	145,560
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes		6.75	1/15/2030	166,000	[c]	146,844
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes		4.63	1/15/2029	117,000	[c]	105,334
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	560,000	[c]	496,891
Nordstrom, Inc., Sr. Unscd. Notes		4.25	8/1/2031	150,000		132,606
Nordstrom, Inc., Sr. Unscd. Notes		4.38	4/1/2030	100,000		91,010
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes		7.75	2/15/2029	250,000	[c]	239,556
Shiba Bidco SpA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	291,000	[c]	307,083
Staples, Inc., Sr. Scd. Notes		10.75	9/1/2029	151,000	[c]	146,297
Staples, Inc., Sr. Unscd. Notes		10.75	4/15/2027	148,000	[c]	132,528

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Retailing - 2.3% (continued)
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	487,000	[c]	465,093
White Cap Parent LLC, Sr. Unscd. Notes		8.25	3/15/2026	90,000	[c,e]	88,967
					3,126,425
Technology Hardware & Equipment - .2%
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	226,000		221,259
Telecommunication Services - 2.7%
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	600,000	[c]	420,731
C&W Senior Finance Ltd., Sr. Unscd. Notes		6.88	9/15/2027	400,000	[c]	381,710
Consolidated Communications, Inc., Sr. Scd. Notes		6.50	10/1/2028	246,000	[c]	208,451
Frontier Communications Holdings LLC, Scd. Notes		6.75	5/1/2029	280,000	[c]	255,841
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.63	3/15/2031	102,000	[c]	104,652
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	211,000	[c]	218,534
Iliad Holding SASU, Sr. Scd. Bonds		8.50	4/15/2031	590,000	[c]	597,659
Level 3 Financing, Inc., Sr. Scd. Notes		10.50	4/15/2029	495,000	[c]	496,238
Lumen Technologies, Inc., Sr. Scd. Notes		4.13	4/15/2030	116,450	[c]	75,052
Lumen Technologies, Inc., Sr. Scd. Notes		4.13	4/15/2029	116,450	[c]	75,467
PLT VII Finance Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +3.50%)	EUR	7.28	6/15/2031	320,000	[c,f]	347,216
Telecom Italia Capital SA, Gtd. Notes		7.72	6/4/2038	160,000		146,579
Zayo Group Holdings, Inc., Sr. Scd. Notes		4.00	3/1/2027	308,000	[c]	240,464
					3,568,594
Utilities - 2.1%
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	155,000	[c]	144,196
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	385,000	[c]	355,862
NextEra Energy Operating Partners LP, Gtd. Notes		3.88	10/15/2026	274,000	[c]	259,379
NextEra Energy Operating Partners LP, Sr. Unscd. Notes		7.25	1/15/2029	337,000	[c]	345,237
NRG Energy, Inc., Gtd. Notes		3.88	2/15/2032	310,000	[c]	265,587
NRG Energy, Inc., Gtd. Notes		5.25	6/15/2029	180,000	[c]	171,833
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	300,000	[c,d]	328,342
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	229,000		219,692
Vistra Corp., Jr. Sub. Bonds		7.00	12/15/2026	146,000	[c,d]	145,060
Vistra Operations Co. LLC, Gtd. Notes		4.38	5/1/2029	126,000	[c]	116,732

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.8% (continued)
Utilities - 2.1% (continued)
Vistra Operations Co. LLC, Gtd. Notes	6.88	4/15/2032	151,000	[c]	152,081
Vistra Operations Co. LLC, Gtd. Notes	7.75	10/15/2031	270,000	[c]	280,730
				2,784,731
Total Bonds and Notes (cost $122,056,118)			121,025,905

Floating Rate Loan Interests - 36.4%
Advertising - .4%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)	10.85	5/21/2029	130,486	[f]	128,430
Dotdash Meredith, Inc., Term Loan B, (1 Month TSFR +4.10%)	9.41	12/1/2028	149,007	[f]	149,566
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)	10.41	4/11/2029	208,257	[f]	200,187
				478,183
Aerospace & Defense - .1%
Ovation Parent, Inc., Term Loan, (3 Month TSFR +3.50%)	8.83	4/21/2031	159,091	[f]	160,434
Automobiles & Components - .4%
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month TSFR +5.26%)	10.59	3/30/2027	124,679	[f]	123,654
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)	10.59	3/30/2027	237,839	[f]	236,650
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +4.35%)	9.70	3/5/2027	86,158	[f]	81,926
Realtruck Group, Inc., Initial Term Loan, (1 Month TSFR +3.61%)	8.94	1/31/2028	119,079	[f]	119,229
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month TSFR +5.11%)	10.44	1/31/2028	30,000	[f]	30,113
				591,572
Beverage Products - .2%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)	9.30	3/31/2028	204,487	[f]	205,561
Building Materials - 1.2%
Cornerstone Building Brands, Inc., Facility Term Loan B, (1 Month TSFR +3.35%)	8.67	4/12/2028	197,154	[f]	194,655
Cornerstone Building Brands, Inc., Tranche Term Loan C, (1 Month TSFR +4.50%)	9.82	5/15/2031	39,000	[f]	39,098

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.4% (continued)
Building Materials - 1.2% (continued)
LSF10 XL Bidco SCA, Facility Term Loan B-4, (3 Month EURIBOR +4.18%)	EUR	8.08	4/10/2028	1,280,206	[f]	1,308,055
MIWD Holdco II LLC, 2024 Incremental Term Loan, (1 Month TSFR +3.50%)		8.83	3/28/2031	86,250	[f]	87,014
Potters Borrower LP, 2024 Refinancing Term Loan, (3 Month TSFR +3.75%)		9.05	12/14/2027	22,000	[f]	22,179
					1,651,001
Chemicals - 1.1%
Derby Buyer LLC, 2024 Refinancing Term Loan, (3 Month TSFR +3.50%)		8.82	11/1/2030	69,174	[f]	69,498
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Month TSFR +4.65%)		9.98	3/15/2029	399,241	[f]	400,332
OQ Chemicals Holdings, Tranche Term Loan B-1, (3 Month EURIBOR +3.75%)	EUR	7.63	10/14/2024	1,000,000	[f]	1,011,131
					1,480,961
Commercial & Professional Services - 4.0%
Albion Financing 3 Sarl, 2023 & 2026 Term Loan, (3 Month EURIBOR +5.25%)	EUR	9.15	8/17/2026	1,000,000	[f]	1,094,946
American Auto Auction, First Lien Tranche Term Loan B, (3 Month TSFR +5.15%)		10.46	12/30/2027	358,400	[f]	358,669
CIBT Global, Inc., First Lien Term Loan, (3 Month TSFR +1.26%)		6.56	6/1/2024	1,112,396	[f]	703,590
Envalior Finance GmbH, Term Loan B-1, (1 Month TSFR +5.50%)		6.00	4/3/2030	131,000	[f]	124,614
Indy US Bidco LLC, 2021 Refinancing Term Loan, (1 Month EURIBOR +3.75%)	EUR	7.52	3/6/2028	989,848	[f]	1,068,444
KUEHG Corp., Term Loan B, (3 Month TSFR +4.50%)		9.82	6/12/2030	313,618	[f]	315,404
Modulaire Group Holdings, Facility Term Loan B, (3 Month EURIBOR +4.43%)	EUR	8.33	12/22/2028	1,000,000	[f]	1,088,913
Prometric Holdings, Inc., Term Loan B, (1 Month TSFR +4.86%)		10.19	1/31/2028	65,835	[f]	66,312
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month TSFR +4.36%)		9.69	7/10/2028	213,315	[f]	212,973
Signal Parent, Inc., Term Loan B, (1 Month TSFR +3.50%)		8.92	3/31/2028	120,000	[f]	107,433

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.4% (continued)
Commercial & Professional Services - 4.0% (continued)
Spring Education Group, Inc., Initial Term Loan, (3 Month TSFR +4.50%)		9.81	10/4/2030	141,947	[f]	143,348
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.25%)		10.43	1/21/2029	119,643	[f]	119,569
					5,404,215
Consumer Discretionary - 3.0%
Ammega Group BV, 2023 Facility Term Loan B-2, (3 Month EURIBOR +5.00%)	EUR	8.90	12/1/2028	1,150,000	[f]	1,253,529
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.25%)		8.84	10/2/2028	263,969	[f]	253,864
Crown Finance US, Inc., Initial Term Loan, (1 Month TSFR +1.61%)		6.94	7/31/2028	134,428	[e,f]	136,397
ECL Entertainment LLC, Term Loan B, (1 Month TSFR +4.00%)		9.33	8/30/2030	100,826	[f]	101,583
Fitness International LLC, New Term Loan B, (1-3 Month TSFR +5.25%)		10.58	2/12/2029	170,929	[f]	171,570
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.36%)		9.69	4/26/2028	115,000	[f,h]	115,001
LC Ahab US Bidco LLC, Initial Term Loan, (1 Month TSFR +3.50%)		8.83	5/1/2031	33,000	[f]	33,248
Ontario Gaming GTA LP, Term Loan B, (3 Month TSFR +4.25%)		9.56	8/1/2030	102,094	[f]	102,897
Recess Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)		9.83	2/20/2030	198,889	[f]	200,319
Stage Entertainment BV, Facility Term Loan B-2, (3 Month EURIBOR +3.00%)	EUR	6.81	5/4/2026	1,000,000	[f]	1,088,034
Tecta America Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.44	4/10/2028	434,752	[f]	437,456
Verde Purchaser LLC, Initial Term Loan, (3 Month TSFR +5.00%)		10.31	12/2/2030	140,000	[f]	140,420
					4,034,318
Consumer Staples - .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)		8.84	2/26/2029	341,065	[f]	340,274
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, (3 Month TSFR +4.01%)		9.31	12/22/2026	441,742	[f]	443,030
					783,304

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.4% (continued)
Diversified Financials - .9%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month TSFR +5.00%)		10.33	3/12/2029	71,316	[f]	71,699
Edelman Financial Center, First Lien Term Loan B, (1 Month TSFR +3.61%)		8.94	4/7/2028	325,812	[f]	326,438
Nexus Buyer LLC, Amendment No. 5 Term Loan, (1 Month TSFR +4.50%)		9.83	12/13/2028	210,000	[f]	210,700
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, (3 Month TSFR +5.00%)		10.33	6/1/2027	441,582	[e,f]	401,950
The Edelman Financial Engines Center LLC, Term Loan, (1 Month TSFR +5.25%)		5.25	10/20/2028	63,000	[f]	63,121
The Edelman Financial Engines Center LLC, Term Loan B, (1 Month TSFR +6.86%)		12.19	7/20/2026	90,000	[f]	90,373
					1,164,281
Electronic Components - 1.1%
ADB Safegate Luxembourg 2 Sarl, Facility Term Loan B, (3 Month EURIBOR +4.75%)	EUR	8.69	10/3/2026	1,000,000	[f]	1,054,983
Roper Industrial Products Investment Co., First Lien Term Loan, (3 Month TSFR +4.00%)		9.30	11/23/2029	352,721	[f]	355,770
					1,410,753
Energy - .8%
Freeport LNG Investments, Initial Term Loan B, (3 Month TSFR +3.76%)		9.09	12/21/2028	488,868	[f]	489,410
Gulf Finance LLC, Term Loan, (1 Month TSFR +6.36%)		11.69	8/25/2026	211,251	[f]	212,233
NGL Energy Operating LLC, Intial Term Loan, (1 Month TSFR +4.50%)		9.83	2/3/2031	72,000	[f]	72,643
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)		11.34	6/21/2026	191,827	[f]	193,044
WaterBridge NDB Operating LLC, Term Loan, (3 Month TSFR +4.50%)		9.83	5/10/2029	137,681	[f]	138,542
					1,105,872
Environmental Control - .0%
Win Waste Innovations Holdings , Term Loan, (1 Month TSFR +2.75%)		8.18	3/27/2028	62,000	[f]	58,009

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.4% (continued)
Financials - .1%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)		10.07	8/7/2028	128,051	[f]	128,051
Food Products - 2.2%
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)	EUR	7.86	2/14/2027	1,000,000	[f]	1,022,410
Chobani LLC, 2023 Additional Term Loan, (1 Month TSFR +3.75%)		9.07	10/25/2027	59,850	[f]	60,291
Fiesta Purchaser, Inc., Term Loan B, (1 Month TSFR +4.00%)		9.33	2/12/2031	100,000	[f]	101,031
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)		10.31	10/2/2030	185,000	[f]	176,108
ZF Invest SAS, Term Loan B, (2 Month EURIBOR +3.48%)	EUR	7.35	7/12/2028	500,000	[f]	541,551
ZF Invest SAS, Term Loan B, (3 Month EURIBOR +3.48%)	EUR	7.39	7/12/2028	1,000,000	[f]	1,082,728
					2,984,119
Food Service - .6%
Pax Holdco Spain SL, Facility Term Loan B-1, (6 Month EURIBOR +4.75%)	EUR	8.70	7/1/2026	396,659	[f]	430,503
PAX Holdco Spain SL, Term Loan B-3, (3 Month EURIBOR +5.00%)	EUR	8.83	12/24/2029	334,041	[f]	362,906
					793,409
Health Care - 8.2%
Aenova Holding GmbH, Facility Term Loan B-2, (1 Month EURIBOR +4.50%)	EUR	8.30	3/31/2026	1,000,000	[f]	1,090,068
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (3 Month TSFR +7.65%)		12.96	6/30/2025	310,245	[f]	284,649
Auris Luxembourg III Sarl, Facility Term Loan B-4, (6 Month TSFR +4.68%)		9.56	2/8/2029	883,048	[f]	886,364
Chrome Bidco SASU, Facility Term Loan B, (1 Month EURIBOR +3.70%)	EUR	7.47	6/1/2028	1,000,000	[f]	1,008,337
eResearchTechnology, Inc., First Lien Initial Term Loan, (1 Month TSFR +4.00%)		9.32	2/4/2027	341,059	[f]	343,058
Financiere Verdi I SASU, Facility Term Loan B, (3 Month SONIA 5D +4.50%)	GBP	9.75	4/15/2028	1,000,000	[f]	1,204,166
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)		9.41	10/1/2027	444,699	[f]	433,397
HomeVi, Senior Facility Term Loan B-1, (3 Month EURIBOR +3.25%)	EUR	7.12	10/31/2026	1,000,000	[f]	1,026,430

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.4% (continued)
Health Care - 8.2% (continued)
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.90	3/3/2028	2,000,000	[f]	2,158,913
LifePoint Health, Inc., 2024 Repricing Term Loan B, (3 Month TSFR +4.75%)		10.06	11/16/2028	179,550	[f]	181,100
Midwest Physician Adminstrative Services LLC, First Lien Term Loan, (3 Month TSFR +3.51%)		8.82	3/13/2028	74,000	[f]	63,825
Radiology Partners, Inc., Term Loan C, (3 Month TSFR +5.00%)		8.83	1/31/2029	500,454	[e,f]	479,968
Sharp Services LLC, Tranche Term Loan C , (3 Month TSFR +3.75%)		9.05	12/29/2028	43,719	[f]	44,211
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.50%)	EUR	8.43	12/16/2028	1,000,000	[f]	964,772
US Anesthesia Partners, Initial Term Loan, (1 Month TSFR +4.36%)		9.68	10/2/2028	469,437	[f]	457,370
WCG Intermediate Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.44	1/8/2027	473,590	[f]	476,680
					11,103,308
Industrial - 2.0%
Artera Services LLC, Tranche Term Loan C, (3 Month TSFR +4.50%)		9.81	2/10/2031	110,833	[f]	111,907
CPM Holdings, Inc., First Lien Term Loan, (1 Month TSFR +4.50%)		9.81	9/28/2028	172,018	[f]	172,448
DXP Enterprises, Inc., Initial Term Loan, (6 Month TSFR +4.85%)		10.16	10/7/2030	189,524	[f]	191,034
First Eagle Holdings, Inc., Term Loan, (3 Month TSFR +3.00%)		8.33	3/5/2029	359,751	[f]	359,352
KP Germany Erste GmbH, Facility Term Loan B, (6 Month EURIBOR +4.73%)	EUR	8.64	2/9/2026	1,000,000	[f]	947,227
LSF12 Badger Bidco LLC, Initial Term Loan, (1 Month TSFR +6.00%)		11.33	7/10/2030	88,814	[f]	87,926
Revere Power LLC, Term Loan B, (3 Month TSFR +4.40%)		9.71	3/30/2026	143,690	[f]	129,590
Revere Power LLC, Term Loan C, (3 Month TSFR +4.40%)		9.71	3/30/2026	12,584	[f]	11,350
STS Operating, Inc., First Refinancing Term Loan, (3 Month TSFR +4.10%)		9.42	3/25/2031	152,727	[f]	153,809
Swissport Stratosphere USA LLC, USD Facility Term Loan B, (3 Month TSFR +4.25%)		9.56	3/31/2031	86,429	[f]	87,023

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.4% (continued)
Industrial - 2.0% (continued)
Titan Acquisition Ltd., Amendment No. 5 Refinancing Term Loan, (6 Month TSFR +5.00%)		10.33	4/24/2029	107,678	[f]	108,621
Touchdown Acquirer, Inc., Delayed Draw Tem Loan, (3 Month TSFR +1.00%)		1.00	2/21/2031	25,150	[f,h]	25,378
Touchdown Acquirer, Inc., Initial Dollar Term Loan, (3 Month TSFR +4.00%)		9.33	2/21/2031	114,850	[f]	115,891
TRC Companies, Inc., Term Loan, (1 Month TSFR +3.86%)		9.19	12/11/2028	73,333	[f]	73,608
Victory Buyer LLC, First Lien Initial Term Loan, (3 Month TSFR +4.01%)		9.34	11/20/2028	76,617	[f]	74,552
					2,649,716
Information Technology - 1.9%
Azalea Topco, Inc., Initial Term Loan, (1 Month TSFR +3.50%)		8.83	4/24/2031	84,000	[f]	84,401
Cloud Software Group, Inc., Term Loan, (3 Month TSFR +4.60%)		9.91	9/29/2028	193,425	[f]	194,175
Cotiviti, Inc., Initial Floating Rate Term Loan, (2 Month TSFR +3.25%)		8.56	4/30/2031	360,000	[f]	362,027
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)		9.43	11/30/2026	93,748	[f]	87,772
Idera, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.90%)		9.23	3/2/2028	256,692	[f]	257,745
Mitchell International, Second Lien Initial Term Loan, (1 Month TSFR +6.61%)		11.94	10/15/2029	158,974	[f]	159,628
Polaris Newco LLC, Sterling Term Loan, (1 Month SONIA 5D +5.25%)	GBP	10.47	6/5/2028	475,000	[f]	581,815
Project Alpha Intermediate Holding Inc., 2024 Refinancing Term Loan, (3 Month TSFR +3.75%)		9.07	10/28/2030	158,333	[f]	159,578
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)		9.73	2/1/2029	145,992	[f]	109,175
RealPage, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.11%)		8.44	4/24/2028	304,800	[f]	301,218
RealPage, Inc., Second Lien Initial Term Loan, (1 Month TSFR +6.61%)		11.94	4/23/2029	23,000	[f]	22,677

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.4% (continued)
Information Technology - 1.9% (continued)
Waystar Technologies, Inc., Initial Term Loan, (1 Month TSFR +4.00%)		9.33	10/22/2029	90,000	[f]	90,394
West Technology Group LLC, Term Loan B-3, (3 Month TSFR +4.25%)		9.58	4/10/2027	122,243	[f]	119,508
					2,530,113
Insurance - 1.5%
Acrisure LLC, 2023 Term Loan B, (1 Month TSFR +4.50%)		9.83	11/6/2030	387,075	[f]	389,978
Amynta Agency Borrower, Inc., 2023 Repricing Term Loan, (3 Month TSFR +4.25%)		9.55	2/28/2028	401,373	[f]	402,878
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)		10.69	2/3/2028	1,018,450	[f]	961,798
OneDigital Borrower LLC, 2021 Term Loan B, (1 Month TSFR +4.35%)		9.68	11/16/2027	83,333	[f]	83,908
Truist Insurance Holdings LLC, Initial Term Loan, (3 Month TSFR +3.25%)		8.59	5/6/2031	191,667	[f]	193,172
					2,031,734
Internet Software & Services - 1.8%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.35%)		8.68	12/6/2027	150,000	[f]	144,750
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month TSFR +5.00%)		10.32	12/12/2029	87,646	[f]	88,760
Endure Digital, Inc., Initial Term Loan, (1 Month TSFR +3.61%)		8.93	2/10/2028	185,022	[f]	173,776
ION Trading Finance Ltd., Initial Dollar Term Loan, (3 Month TSFR +4.85%)		10.15	4/3/2028	213,950	[f]	214,446
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)		9.57	5/3/2028	328,273	[f]	329,225
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)		10.08	3/12/2030	233,912	[f]	234,498
THG Operations Holdings, Facility Term Loan B, (6 Month EURIBOR +4.50%)	EUR	8.46	12/11/2026	1,000,000	[f]	1,041,648
Weddingwire, Inc., Term Loan, (1 Month TSFR +4.50%)		9.83	1/31/2028	250,000	[f]	251,250
					2,478,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.4% (continued)
Materials - .8%
Anchor Packaging LLC, Amendment No. 4 Term Loan, (1 Month TSFR +3.75%)		9.08	4/17/2029	86,250	[f]	86,781
Berlin Packaging LLC, Tranche Term Loan B-5, (1-3 Month TSFR +3.86%)		9.18	3/13/2028	285,326	[f]	286,219
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, (1 Month TSFR +4.00%)		9.33	8/16/2029	109,725	[f]	110,857
Pregis TopCo LLC, First Lien Initial Term Loan, (1 Month TSFR +3.75%)		9.08	7/31/2026	94,753	[f]	95,193
Proampac PG Borrower LLC, 2024 Term Loan B, (3 Month TSFR +4.00%)		9.33	9/15/2028	418,310	[f]	421,604
SupplyOne, Inc., Term Loan B, (1 Month TSFR +4.25%)		9.58	4/21/2031	105,000	[f]	106,181
					1,106,835
Real Estate - .3%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)		8.94	6/2/2028	250,742	[f]	248,078
Forest City Enterprises LP, Term Loan B, (1 Month TSFR +3.61%)		8.94	12/8/2025	110,000	[f]	102,816
					350,894
Retailing - .5%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (1-3 Month TSFR +4.00%)		9.33	1/29/2031	115,000	[f]	115,745
New Look Corporate Ltd., Term Loan, (1 Month LIBOR FLAT)	GBP	0.00	11/9/2029	24,012	[f,i]	765
PetSmart, Inc., Initial Term Loan, (1 Month TSFR +3.85%)		9.18	2/14/2028	249,359	[f]	249,004
Staples, Inc., 2019 Refinancing New Term Loan B-1, (1 Month LIBOR +5.00%)		10.43	4/13/2026	233,222	[f]	231,813
					597,327
Technology Hardware & Equipment - 1.4%
Expleo Services SAS, Term Loan B, (6 Month EURIBOR +5.00%)	EUR	8.86	9/28/2027	1,000,000	[f]	1,088,441
Indy US Holdco LLC, 2023 Incremental Dollar Term Loan, (1 Month TSFR +6.25%)		11.58	3/6/2028	302,712	[f]	303,469

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 36.4% (continued)
Technology Hardware & Equipment - 1.4% (continued)
Mcafee Corp., Tranche Term Loan B-1, (1 Month TSFR +3.25%)	8.58	3/1/2029	246,010	[f]	246,518
Perforce Software, Inc., Term Loan, (1 Month TSFR +3.75%)	9.18	7/1/2026	188,523	[f]	188,216
				1,826,644
Telecommunication Services - .9%
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)	9.30	12/17/2027	209,898	[f]	211,194
Consolidated Communications, Inc., Term Loan B-1, (1 Month TSFR +3.50%)	8.94	10/4/2027	450,000	[f]	429,631
Crown Subsea Communications Holding, Inc., Intial Term Loan, (3 Month TSFR +4.75%)	10.08	1/30/2031	77,395	[f]	78,266
Frontier Communications Holdings LLC, New Term Loan B, (1 Month TSFR +3.86%)	9.19	10/8/2027	179,077	[f]	179,333
Level 3 Financing, Inc., Term Loan B-1, (1 Month TSFR +6.56%)	11.88	4/16/2029	80,000	[f]	77,838
Lumen Technologies, Inc., Term Loan B-1, (1 Month TSFR +2.46%)	7.79	4/16/2029	101,627	[f]	71,012
Lumen Technologies, Inc., Term Loan B-2, (1 Month TSFR +2.46%)	7.79	4/15/2030	101,627	[f]	69,163
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.11%)	8.44	3/9/2027	174,574	[f]	151,880
				1,268,317
Transportation - .1%
PODS LLC, Term Loan, (3 Month TSFR +3.26%)	8.59	3/31/2028	164,158	[f]	156,053
Utilities - .3%
Eastern Power LLC, Term Loan, (1 Month TSFR +3.86%)	9.19	10/2/2025	457,330	[f]	457,531
Total Floating Rate Loan Interests (cost $48,622,077)			48,990,868
Description			Shares		Value ($)
Common Stocks - .0%
Retailing - .0%
New Look, Cl. B (cost $0)			611,628	[i,j]	0

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .1%
Registered Investment Companies - .1%
ProShares Ultra VIX Short-Term Futures ETF (cost $199,153)		5,496	[j] 141,797
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,198,731)	5.43	2,198,731	[k] 2,198,731
Total Investments (cost $173,076,079)		127.9%	172,357,301
Liabilities, Less Cash and Receivables		(27.9%)	(37,602,793)
Net Assets		100.0%	134,754,508

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIA—Sterling Overnight Index Average

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $114,313,320 or 84.83% of net assets.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Payment-in-kind security and interest may be paid in additional par.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i The fund held Level 3 securities at May 31, 2024. These securities were valued at $765 or .0% of net assets.

j Non-income producing security.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc.
United States Dollar	3,500,843	British Pound	2,745,000	6/26/2024	2,561

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc. (continued)
United States Dollar	28,555,468	Euro	26,320,000	6/24/2024	(33,876)
Euro	1,000,000	United States Dollar	1,084,890	6/24/2024	1,331
United States Dollar	32,453,390	Euro	29,870,000	6/26/2024	4,858
United States Dollar	2,486,938	British Pound	1,950,000	6/26/2024	1,819
Goldman Sachs & Co. LLC
Euro	300,000	United States Dollar	325,612	6/26/2024	286
Gross Unrealized Appreciation					10,855
Gross Unrealized Depreciation					(33,876)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2024 (Unaudited)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	36,411,853	-	36,411,853
Corporate Bonds	-	84,614,052	-	84,614,052
Equity Securities-Common Stocks	-	-	0	0
Exchange-Traded Funds	141,797	-	-	141,797
Floating Rate Loan Interests	-	48,990,103	765	48,990,868
Investment Companies	2,198,731	-	-	2,198,731
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	10,855	-	10,855
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(33,876)	-	(33,876)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company's Board of Directors (the "Board") has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2024, accumulated net unrealized depreciation on investments was $741,799, consisting of $5,317,217 gross unrealized appreciation and $6,059,016 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.